Note 20 - Derivatives (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Number of Foreign Currency Derivatives Held	36	6
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 108,600	$ 15,000
Derivative, Average Forward Exchange Rate	1.0690	1.1668
Gain (Loss) on Foreign Currency Fair Value Hedge Derivatives	$ 2,784	$ (866)	$ 337
Foreign Currency Fair Value Hedge Liability at Fair Value		406
Foreign Currency Fair Value Hedge Asset at Fair Value	$ 2,379
Costamare Bulkers Inc. (“CBI”) [Member]
Number of Foreign Currency Derivatives Held	8
Foreign Currency Fair Value Hedge Derivative at Fair Value, Net, Total	$ 7,336
Derivative, Average Forward Exchange Rate	1.3411
Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 1,094,930	569,177
Interest Rate Fair Value Hedge Liability at Fair Value		10,882
Interest Rate Fair Value Hedge Asset at Fair Value	$ 44,918
Interest Rate Cap, Three Month LIBOR Exceeds 1.50 Percent [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held	8
Derivative, Notional Amount	$ 54,784
Interest Rate Cap Three-month LIBOR or SOFR Exceeds 3.00% [Member] | Designated as Hedging Instrument [Member]
Number of Interest Rate Derivatives Held	12
Derivative, Notional Amount	$ 562,285
Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Derivative, Premium Paid	12,948
Interest Rate Cash Flow Hedge Asset at Fair Value	24,939
Two Interest Rate Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	85,000
Three Interest Rate Swap Agreements [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount		$ 225,000
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivative, Notional Amount	$ 122,375
Derivative, Number of Instruments Held, Total	2
Interest Rate Swap, Cross-currency Rate Swap and Interest Rate Cap [Member] | Designated as Hedging Instrument [Member]
Interest Rate Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months, Net	$ 22,729
Forward Freight Agreements (“FFAs”) [Member]
Derivative, Number of Instruments Held, Total	6
Bunker Swap Agreements [Member]
Derivative, Number of Instruments Held, Total	1
Forward Freight Agreements (“FFAs”) and Bunker Swap Agreements [Member]
Derivative Instruments Not Designated as Hedging Instruments, Asset, at Fair Value	$ 96